Investments in joint ventures (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure of joint ventures [abstract]
Disclosure of interests in joint ventures
The table below lists the Group’s investment in joint ventures for the years ended December 31, 2017, 2016 and 2015:

		% of ownership interest held
Name of the entity	Country of incorporation and operation	December 31, 2017	December 31, 2016	December 31, 2015
CHS AGRO S.A. (i)	Argentina	50%	50%	50%

Disclosure of reconciliation of summarised financial information of joint venture accounted for using equity method to carrying amount of interest in joint venture
The following amounts represent the assets (including goodwill) and liabilities, and income and expenses of the joint ventures:

	2017	2016
Assets:
Non-current assets	7,931	17,185
Current assets	8,882	9,316
	16,813	26,501
Liabilities:
Non-current liabilities	22,002	22,000
Current liabilities	19,197	15,273
	41,199	37,273
Net assets of joint venture	(24,386)	(10,772)

	2017	2016	2015
Income	14,879	9,390	14,201
Expenses	(22,657)	(16,048)	(22,934)
Loss before income tax	(7,778)	(6,658)	(8,733)